AQR Equity Market Neutral Fund Expense Example - AQR Equity Market Neutral Fund	Dec. 31, 2025 USD ($)
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 600
Expense Example, with Redemption, 3 Years	1,781
Expense Example, with Redemption, 5 Years	2,938
Expense Example, with Redemption, 10 Years	5,728
N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	627
Expense Example, with Redemption, 3 Years	1,856
Expense Example, with Redemption, 5 Years	3,053
Expense Example, with Redemption, 10 Years	5,912
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	588
Expense Example, with Redemption, 3 Years	1,749
Expense Example, with Redemption, 5 Years	2,889
Expense Example, with Redemption, 10 Years	$ 5,648